Distribution Date:	02/17/22	Morgan Stanley Capital I Trust 2020-HR8
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2020-HR8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61692BBG4	0.932000%	11,100,000.00	9,285,376.08	103,820.82	7,211.64	0.00	0.00	111,032.46	9,181,555.26	30.08%	30.00%
A-SB	61692BBH2	1.925000%	16,500,000.00	16,500,000.00	0.00	26,468.75	0.00	0.00	26,468.75	16,500,000.00	30.08%	30.00%
A-3	61692BBJ8	1.790000%	145,000,000.00	145,000,000.00	0.00	216,291.67	0.00	0.00	216,291.67	145,000,000.00	30.08%	30.00%
A-4	61692BBP4	2.041000%	311,068,000.00	311,068,000.00	0.00	529,074.82	0.00	0.00	529,074.82	311,068,000.00	30.08%	30.00%
A-S	61692BBW9	2.298000%	36,275,000.00	36,275,000.00	0.00	69,466.63	0.00	0.00	69,466.63	36,275,000.00	24.82%	24.75%
B	61692BCB4	2.704000%	36,276,000.00	36,276,000.00	0.00	81,741.92	0.00	0.00	81,741.92	36,276,000.00	19.55%	19.50%
C	61692BCC2	3.714000%	36,275,000.00	36,275,000.00	0.00	112,271.13	0.00	0.00	112,271.13	36,275,000.00	14.29%	14.25%
D	61692BAJ9	2.500000%	6,999,000.00	6,999,000.00	0.00	14,581.25	0.00	0.00	14,581.25	6,999,000.00	13.27%	13.24%
E-RR	61692BAM2	3.782954%	8,547,000.00	8,547,000.00	0.00	26,944.09	0.00	0.00	26,944.09	8,547,000.00	12.03%	12.00%
F-RR	61692BAP5	3.782954%	9,501,000.00	9,501,000.00	0.00	29,951.54	0.00	0.00	29,951.54	9,501,000.00	10.65%	10.63%
G-RR	61692BAR1	3.782954%	18,137,000.00	18,137,000.00	0.00	57,176.20	0.00	0.00	57,176.20	18,137,000.00	8.02%	8.00%
H-RR	61692BAT7	3.782954%	10,365,000.00	10,365,000.00	0.00	32,675.27	0.00	0.00	32,675.27	10,365,000.00	6.52%	6.50%
J-RR	61692BAV2	3.782954%	9,500,000.00	9,500,000.00	0.00	29,948.39	0.00	0.00	29,948.39	9,500,000.00	5.14%	5.13%
K-RR	61692BAX8	3.782954%	7,774,000.00	7,774,000.00	0.00	24,507.24	0.00	0.00	24,507.24	7,774,000.00	4.01%	4.00%
L-RR	61692BAZ3	3.782954%	11,228,000.00	11,228,000.00	0.00	35,395.84	0.00	0.00	35,395.84	11,228,000.00	2.38%	2.38%
M-RR*	61692BBB5	3.782954%	16,410,372.00	16,410,372.00	0.00	51,733.07	0.00	0.00	51,733.07	16,410,372.00	0.00%	0.00%
V	61692BBD1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61692BBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			690,955,372.00	689,140,748.08	103,820.82	1,345,439.45	0.00	0.00	1,449,260.27	689,036,927.26

Notional Certificates
X-A	61692BBU3	1.842828%	483,668,000.00	481,853,376.08	0.00	739,977.51	0.00	0.00	739,977.51	481,749,555.26
X-B	61692BBV1	0.877623%	108,826,000.00	108,826,000.00	0.00	79,590.14	0.00	0.00	79,590.14	108,826,000.00
X-D	61692BAA8	1.282954%	6,999,000.00	6,999,000.00	0.00	7,482.83	0.00	0.00	7,482.83	6,999,000.00
Notional SubTotal			599,493,000.00	597,678,376.08	0.00	827,050.48	0.00	0.00	827,050.48	597,574,555.26

Deal Distribution Total					103,820.82	2,172,489.93	0.00	0.00	2,276,310.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61692BBG4	836.52036757	9.35322703	0.64969730	0.00000000	0.00000000	0.00000000	0.00000000	10.00292432	827.16714054
A-SB	61692BBH2	1,000.00000000	0.00000000	1.60416667	0.00000000	0.00000000	0.00000000	0.00000000	1.60416667	1,000.00000000
A-3	61692BBJ8	1,000.00000000	0.00000000	1.49166669	0.00000000	0.00000000	0.00000000	0.00000000	1.49166669	1,000.00000000
A-4	61692BBP4	1,000.00000000	0.00000000	1.70083332	0.00000000	0.00000000	0.00000000	0.00000000	1.70083332	1,000.00000000
A-S	61692BBW9	1,000.00000000	0.00000000	1.91500014	0.00000000	0.00000000	0.00000000	0.00000000	1.91500014	1,000.00000000
B	61692BCB4	1,000.00000000	0.00000000	2.25333333	0.00000000	0.00000000	0.00000000	0.00000000	2.25333333	1,000.00000000
C	61692BCC2	1,000.00000000	0.00000000	3.09500014	0.00000000	0.00000000	0.00000000	0.00000000	3.09500014	1,000.00000000
D	61692BAJ9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E-RR	61692BAM2	1,000.00000000	0.00000000	3.15246168	0.00000000	0.00000000	0.00000000	0.00000000	3.15246168	1,000.00000000
F-RR	61692BAP5	1,000.00000000	0.00000000	3.15246185	0.00000000	0.00000000	0.00000000	0.00000000	3.15246185	1,000.00000000
G-RR	61692BAR1	1,000.00000000	0.00000000	3.15246182	0.00000000	0.00000000	0.00000000	0.00000000	3.15246182	1,000.00000000
H-RR	61692BAT7	1,000.00000000	0.00000000	3.15246213	0.00000000	0.00000000	0.00000000	0.00000000	3.15246213	1,000.00000000
J-RR	61692BAV2	1,000.00000000	0.00000000	3.15246211	0.00000000	0.00000000	0.00000000	0.00000000	3.15246211	1,000.00000000
K-RR	61692BAX8	1,000.00000000	0.00000000	3.15246205	0.00000000	0.00000000	0.00000000	0.00000000	3.15246205	1,000.00000000
L-RR	61692BAZ3	1,000.00000000	0.00000000	3.15246170	0.00000000	0.00000000	0.00000000	0.00000000	3.15246170	1,000.00000000
M-RR	61692BBB5	1,000.00000000	0.00000000	3.15246175	0.00000000	0.02976715	0.00000000	0.00000000	3.15246175	1,000.00000000
V	61692BBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61692BBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61692BBU3	996.24820348	0.00000000	1.52992861	0.00000000	0.00000000	0.00000000	0.00000000	1.52992861	996.03355041
X-B	61692BBV1	1,000.00000000	0.00000000	0.73135225	0.00000000	0.00000000	0.00000000	0.00000000	0.73135225	1,000.00000000
X-D	61692BAA8	1,000.00000000	0.00000000	1.06912845	0.00000000	0.00000000	0.00000000	0.00000000	1.06912845	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/22 - 01/30/22	30	0.00	7,211.64	0.00	7,211.64	0.00	0.00	0.00	7,211.64	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	26,468.75	0.00	26,468.75	0.00	0.00	0.00	26,468.75	0.00
X-A	01/01/22 - 01/30/22	30	0.00	739,977.51	0.00	739,977.51	0.00	0.00	0.00	739,977.51	0.00
X-B	01/01/22 - 01/30/22	30	0.00	79,590.14	0.00	79,590.14	0.00	0.00	0.00	79,590.14	0.00
X-D	01/01/22 - 01/30/22	30	0.00	7,482.83	0.00	7,482.83	0.00	0.00	0.00	7,482.83	0.00
A-3	01/01/22 - 01/30/22	30	0.00	216,291.67	0.00	216,291.67	0.00	0.00	0.00	216,291.67	0.00
A-4	01/01/22 - 01/30/22	30	0.00	529,074.82	0.00	529,074.82	0.00	0.00	0.00	529,074.82	0.00
A-S	01/01/22 - 01/30/22	30	0.00	69,466.63	0.00	69,466.63	0.00	0.00	0.00	69,466.63	0.00
B	01/01/22 - 01/30/22	30	0.00	81,741.92	0.00	81,741.92	0.00	0.00	0.00	81,741.92	0.00
C	01/01/22 - 01/30/22	30	0.00	112,271.13	0.00	112,271.13	0.00	0.00	0.00	112,271.13	0.00
D	01/01/22 - 01/30/22	30	0.00	14,581.25	0.00	14,581.25	0.00	0.00	0.00	14,581.25	0.00
E-RR	01/01/22 - 01/30/22	30	0.00	26,944.09	0.00	26,944.09	0.00	0.00	0.00	26,944.09	0.00
F-RR	01/01/22 - 01/30/22	30	0.00	29,951.54	0.00	29,951.54	0.00	0.00	0.00	29,951.54	0.00
G-RR	01/01/22 - 01/30/22	30	0.00	57,176.20	0.00	57,176.20	0.00	0.00	0.00	57,176.20	0.00
H-RR	01/01/22 - 01/30/22	30	0.00	32,675.27	0.00	32,675.27	0.00	0.00	0.00	32,675.27	0.00
J-RR	01/01/22 - 01/30/22	30	0.00	29,948.39	0.00	29,948.39	0.00	0.00	0.00	29,948.39	0.00
K-RR	01/01/22 - 01/30/22	30	0.00	24,507.24	0.00	24,507.24	0.00	0.00	0.00	24,507.24	0.00
L-RR	01/01/22 - 01/30/22	30	0.00	35,395.84	0.00	35,395.84	0.00	0.00	0.00	35,395.84	0.00
M-RR	01/01/22 - 01/30/22	30	486.96	51,733.07	0.00	51,733.07	0.00	0.00	0.00	51,733.07	488.49
Totals			486.96	2,172,489.93	0.00	2,172,489.93	0.00	0.00	0.00	2,172,489.93	488.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (Exch)	N/A	1.790000%	145,000,000.00	145,000,000.00	0.00	216,291.67	0.00	0.00	216,291.67	145,000,000.00
A-3-1	61692BBK5	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	61692BBL3	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	61692BBM1	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	61692BBN9	N/A	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Exch)	N/A	2.041000%	311,068,000.00	311,068,000.00	0.00	529,074.82	0.00	0.00	529,074.82	311,068,000.00
A-4-1	61692BBQ2	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61692BBR0	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61692BBS8	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61692BBT6	N/A	311,068,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	2.298000%	36,275,000.00	36,275,000.00	0.00	69,466.63	0.00	0.00	69,466.63	36,275,000.00
A-S-1	61692BBX7	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61692BBY5	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61692BBZ2	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61692BCA6	N/A	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,461,715,000.00	492,343,000.00	0.00	814,833.12	0.00	0.00	814,833.12	492,343,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3 (Exch)	N/A	1,000.00000000	0.00000000	1.49166669	0.00000000	0.00000000	0.00000000	0.00000000	1.49166669	1,000.00000000
A-3-1	61692BBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	61692BBL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	61692BBQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61692BBR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61692BBX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61692BBY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	61692BBM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	61692BBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	61692BBS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61692BBT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61692BBZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61692BCA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,276,310.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,256,839.01	Master Servicing Fee	3,826.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,107.14
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	296.71
ARD Interest	0.00	Operating Advisor Fee	1,198.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.63
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,256,839.01	Total Fees	11,932.73

Principal		Expenses/Reimbursements
Scheduled Principal	103,820.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	103,820.82	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	72,416.33

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,172,489.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	103,820.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,276,310.75
Total Funds Collected	2,360,659.83	Total Funds Distributed	2,360,659.81

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	689,140,749.00	689,140,749.00	Beginning Certificate Balance	689,140,748.08
(-) Scheduled Principal Collections	103,820.82	103,820.82	(-) Principal Distributions	103,820.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	689,036,928.18	689,036,928.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	689,140,749.02	689,140,749.02	Ending Certificate Balance	689,036,927.26
Ending Actual Collateral Balance	689,036,928.20	689,036,928.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	26	146,211,931.44	21.22%	100	3.8303	2.485121	1.50 or less	4	61,471,627.28	8.92%	98	4.0663	1.413808
10,000,001 to 20,000,000		11	167,775,269.07	24.35%	98	3.8276	2.134005	1.51 to 1.70	6	102,070,831.52	14.81%	98	4.0260	1.594132
20,000,001 to 30,000,000		3	72,100,000.00	10.46%	102	3.6571	3.229588	1.71 to 1.90	6	100,465,269.07	14.58%	101	4.0988	1.784504
30,000,001 to 40,000,000		4	147,500,000.00	21.41%	97	3.6022	3.427525	1.91 to 2.10	7	175,550,000.00	25.48%	98	3.7799	2.038163
	40,000,001 or greater	3	155,449,727.67	22.56%	99	4.0091	1.753374	2.11 to 2.30	4	24,236,738.31	3.52%	98	3.6934	2.144097
	Totals	47	689,036,928.18	100.00%	99	3.8030	2.514179	2.31 or greater	20	225,242,462.00	32.69%	99	3.5280	3.967693
								Totals	47	689,036,928.18	100.00%	99	3.8030	2.514179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	5	104,325,000.00	15.14%	97	3.3734	2.311798
							Industrial	1	4,200,000.00	0.61%	101	4.1830	2.411500
Connecticut	6	17,500,000.00	2.54%	102	4.4500	2.014900
							Lodging	1	39,000,000.00	5.66%	94	3.1702	8.420000
Delaware	1	7,850,000.00	1.14%	101	3.7500	2.328900
							Mixed Use	7	135,580,166.83	19.68%	100	3.9919	2.058565
Florida	4	67,023,365.59	9.73%	101	4.4496	2.093028
							Mobile Home Park	1	3,121,103.85	0.45%	101	4.4900	1.626700
Illinois	7	7,260,000.01	1.05%	99	3.7975	2.594277
							Multi-Family	37	238,307,022.86	34.59%	98	3.7809	1.997018
Indiana	1	3,450,000.00	0.50%	96	4.3280	2.729300
							Office	10	196,521,627.28	28.52%	99	3.7581	2.476505
Iowa	1	6,552,462.00	0.95%	97	3.5000	3.012600
							Retail	13	53,625,269.07	7.78%	99	3.9306	2.119115
Kentucky	4	3,035,403.26	0.44%	102	3.8320	1.836700
							Self Storage	6	18,681,738.31	2.71%	101	3.9419	2.326051
Minnesota	1	26,600,000.00	3.86%	102	4.0000	3.539600
							Totals	76	689,036,928.18	100.00%	99	3.8030	2.514179
Missouri	2	4,069,270.56	0.59%	102	3.8320	1.836700

Nevada	2	42,000,000.00	6.10%	95	3.2330	7.976186

New Jersey	3	30,415,000.00	4.41%	98	3.4803	2.518543

New York	21	177,925,000.00	25.82%	98	3.5765	2.060404

North Carolina	2	7,800,000.00	1.13%	101	3.9295	4.582718

Oregon	1	3,121,103.85	0.45%	101	4.4900	1.626700

Pennsylvania	1	4,200,000.00	0.61%	101	4.1830	2.411500

Tennessee	3	9,500,000.00	1.38%	101	3.6900	1.880000

Texas	8	96,824,727.68	14.05%	98	3.9902	1.882005

Virginia	1	3,285,595.25	0.48%	102	3.8320	1.836700

Washington	1	6,300,000.00	0.91%	97	3.6000	2.110600

Washington, DC	1	60,000,000.00	8.71%	102	4.4500	1.726800

Totals	76	689,036,928.18	100.00%	99	3.8030	2.514179

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	2	49,400,000.00	7.17%	97	2.9572	2.174213	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	5	92,900,000.00	13.48%	97	3.2102	5.355662	13 months to 24 months	45	650,036,928.18	94.34%	99	3.8410	2.159850
	3.5000% to 3.9999%	22	283,412,731.07	41.13%	98	3.6879	2.135639	25 months to 36 months	2	39,000,000.00	5.66%	94	3.1702	8.420000
	4.0000% to 4.4999%	16	204,874,197.11	29.73%	100	4.2362	2.009316	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	2	58,450,000.00	8.48%	101	4.5000	1.890351	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	689,036,928.18	100.00%	99	3.8030	2.514179	Totals	47	689,036,928.18	100.00%	99	3.8030	2.514179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	118 months or less	47	689,036,928.18	100.00%	99	3.8030	2.514179	Interest Only	34	508,497,462.00	73.80%	98	3.6531	2.719740
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	13	180,539,466.18	26.20%	100	4.2253	1.935210
	Totals	47	689,036,928.18	100.00%	99	3.8030	2.514179	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	689,036,928.18	100.00%	99	3.8030	2.514179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	89,025,000.00	12.92%	98	3.7399	4.623325				None
	12 months or less	41	600,011,928.18	87.08%	99	3.8124	2.201241
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	689,036,928.18	100.00%	99	3.8030	2.514179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301741510	MU	Washington	DC	Actual/360	4.450%	191,597.22	0.00	0.00	N/A	08/06/30	--	50,000,000.00	50,000,000.00	02/06/22
1A	301741511				Actual/360	4.450%	38,319.44	0.00	0.00	N/A	08/06/30	--	10,000,000.00	10,000,000.00	02/06/22
2	883101088	OF	Fort Lauderdale	FL	Actual/360	4.500%	155,000.00	0.00	0.00	N/A	07/06/30	--	40,000,000.00	40,000,000.00	02/06/22
2A	883101089				Actual/360	4.500%	71,493.75	0.00	0.00	N/A	07/06/30	--	18,450,000.00	18,450,000.00	02/06/22
3	1959923	MF	Bronx	NY	Actual/360	3.580%	166,161.72	0.00	0.00	N/A	03/01/30	--	53,900,000.00	53,900,000.00	02/01/22
4	695101266	MF	Various	TX	Actual/360	4.030%	179,156.41	76,228.65	0.00	N/A	03/06/30	--	51,625,956.32	51,549,727.67	02/06/22
5	883101073	OF	San Francisco	CA	Actual/360	2.950%	101,593.89	0.00	0.00	N/A	02/06/30	--	40,000,000.00	40,000,000.00	02/06/22
6	323741006	LO	Las Vegas	NV	Actual/360	3.170%	95,544.89	0.00	0.00	N/A	12/05/29	--	35,000,000.00	35,000,000.00	02/05/22
6A	323741106				Actual/360	3.170%	10,919.42	0.00	0.00	N/A	12/05/29	--	4,000,000.00	4,000,000.00	02/05/22
7	695101262	Various New York		NY	Actual/360	3.766%	105,395.69	0.00	0.00	N/A	03/06/30	--	32,500,000.00	32,500,000.00	02/06/22
8	301741509	OF	Eden Prairie	MN	Actual/360	4.000%	91,622.22	0.00	0.00	N/A	08/06/30	--	26,600,000.00	26,600,000.00	02/06/22
9	2061367	MU	New York	NY	Actual/360	3.185%	65,823.33	0.00	0.00	N/A	07/01/30	--	24,000,000.00	24,000,000.00	02/01/22
10	301741508	Various Brooklyn		NY	Actual/360	3.870%	33,325.00	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	02/06/22
10A	301741500				Actual/360	3.870%	40,239.94	0.00	0.00	N/A	03/06/30	--	12,075,000.00	12,075,000.00	02/06/22
11	2061313	MF	Richmond	TX	Actual/360	3.760%	69,612.22	0.00	0.00	N/A	08/01/30	--	21,500,000.00	21,500,000.00	02/01/22
12	301741501	OF	Roseville	CA	Actual/360	3.540%	60,966.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	01/06/22
13	301741495	MU	Los Angeles	CA	Actual/360	3.900%	63,808.33	0.00	0.00	N/A	02/06/30	--	19,000,000.00	19,000,000.00	02/06/22
14	1956574	MF	New Haven	CT	Actual/360	4.450%	67,059.03	0.00	0.00	N/A	08/01/30	--	17,500,000.00	17,500,000.00	02/01/22
15	695101265	OF	Los Alamitos	CA	Actual/360	3.400%	49,479.44	0.00	0.00	N/A	03/06/30	--	16,900,000.00	16,900,000.00	02/06/22
16	1960023	MF	Bronx	NY	Actual/360	3.550%	47,382.64	0.00	0.00	N/A	04/01/30	--	15,500,000.00	15,500,000.00	02/01/22
17	453012361	OF	Nutley	NJ	Actual/360	3.130%	35,038.61	0.00	0.00	N/A	03/01/30	--	13,000,000.00	13,000,000.00	02/01/22
18	2060932	RT	Hamilton	NJ	Actual/360	3.550%	39,618.00	0.00	0.00	N/A	03/01/30	--	12,960,000.00	12,960,000.00	02/01/22
19	1957018	RT	Plano	TX	Actual/360	4.220%	43,606.67	0.00	0.00	N/A	04/01/30	--	12,000,000.00	12,000,000.00	02/01/22
20	883101092	RT	Various	Various	Actual/360	3.832%	34,337.02	15,589.23	0.00	N/A	08/06/30	--	10,405,858.30	10,390,269.07	02/06/22
21	323741021	SS	Various	TN	Actual/360	3.690%	30,186.25	0.00	0.00	N/A	07/01/30	--	9,500,000.00	9,500,000.00	02/01/22
22	2061265	MF	New York	NY	Actual/360	2.990%	24,202.39	0.00	0.00	N/A	08/01/30	--	9,400,000.00	9,400,000.00	02/01/22
23	695101274	OF	Aliso Viejo	CA	Actual/360	3.750%	27,205.73	0.00	0.00	N/A	08/01/30	--	8,425,000.00	8,425,000.00	02/01/22
24	1960744	MF	Jamaica	NY	Actual/360	3.795%	27,450.50	0.00	0.00	N/A	08/01/30	--	8,400,000.00	8,400,000.00	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	883101090	MU	Wilmington	DE	Actual/360	3.750%	25,348.96	0.00	0.00	N/A	07/06/30	--	7,850,000.00	7,850,000.00	02/06/22
26	1959859	RT	Houston	TX	Actual/360	4.310%	24,773.52	0.00	0.00	N/A	02/01/30	--	6,675,000.00	6,675,000.00	02/01/22
27	301741505	MF	Des Moines	IA	Actual/360	3.500%	19,748.39	0.00	0.00	N/A	03/06/30	--	6,552,462.00	6,552,462.00	02/06/22
28	695101267	OF	Silverdale	WA	Actual/360	3.600%	19,530.00	0.00	0.00	N/A	03/06/30	--	6,300,000.00	6,300,000.00	02/06/22
29	695101261	MF	Brooklyn	NY	Actual/360	3.630%	19,536.46	0.00	0.00	N/A	02/06/30	--	6,250,000.00	6,250,000.00	02/06/22
30	695101263	MF	Brooklyn	NY	Actual/360	3.630%	18,442.42	0.00	0.00	N/A	03/06/30	--	5,900,000.00	5,900,000.00	02/06/22
31	1960530	RT	Houston	TX	Actual/360	3.600%	15,810.00	0.00	0.00	N/A	04/01/30	--	5,100,000.00	5,100,000.00	02/01/22
32	695101273	SS	Sparta	NJ	Actual/360	4.300%	16,495.88	0.00	0.00	N/A	08/06/30	--	4,455,000.00	4,455,000.00	02/06/22
33	2061686	MF	Charlotte	NC	Actual/360	3.750%	13,885.42	0.00	0.00	N/A	07/01/30	--	4,300,000.00	4,300,000.00	02/01/22
34	695101269	MF	Various	IL	Actual/360	3.500%	12,839.17	0.00	0.00	N/A	04/06/30	--	4,260,000.00	4,260,000.00	02/06/22
35	883101087	IN	Mount Pleasant	PA	Actual/360	4.183%	15,128.52	0.00	0.00	N/A	07/06/30	--	4,200,000.00	4,200,000.00	02/06/22
36	695101270	OF	Pensacola	FL	Actual/360	4.100%	13,599.25	5,245.49	0.00	N/A	04/06/30	--	3,851,872.77	3,846,627.28	02/06/22
37	2061841	RT	Charlotte	NC	Actual/360	4.150%	12,507.64	0.00	0.00	N/A	08/01/30	--	3,500,000.00	3,500,000.00	02/01/22
38	695101254	MF	Plainfield	IN	Actual/360	4.328%	12,857.77	0.00	0.00	N/A	02/06/30	--	3,450,000.00	3,450,000.00	02/06/22
39	695101272	MH	Eugene	OR	Actual/360	4.490%	12,083.30	4,111.62	0.00	N/A	07/06/30	--	3,125,215.47	3,121,103.85	02/06/22
40	323741040	OF	Las Vegas	NV	Actual/360	4.050%	10,462.50	0.00	0.00	N/A	08/01/30	--	3,000,000.00	3,000,000.00	02/01/22
41	883101091	RT	Sycamore	IL	Actual/360	4.220%	10,901.67	0.00	0.00	N/A	07/06/30	--	3,000,000.00	3,000,000.00	02/06/22
42	695101271	SS	Yulee	FL	Actual/360	3.910%	9,259.10	0.00	0.00	N/A	07/06/30	--	2,750,000.00	2,750,000.00	02/06/22
43	2061877	SS	Belleview	FL	Actual/360	4.390%	7,482.62	2,645.83	0.00	N/A	08/01/30	--	1,979,384.14	1,976,738.31	02/01/22
Totals							2,256,839.01	103,820.82	0.00				689,140,749.00	689,036,928.18
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	5,527,294.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	4,378,975.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	1,983,940.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,830,841.27	3,773,111.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	43,813,056.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,299,439.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	2,927,022.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	2,322,267.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,554,538.00	2,547,704.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,807,251.64	1,483,770.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,793,403.75	01/01/21	03/31/21	--	0.00	0.00	60,880.56	60,880.56	0.00	0.00
13	1,278,650.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,237,803.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,195,807.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,057,466.33	0.00	--	--	--	0.00	0.00	0.00	0.00	6,013.85	0.00
17	(2,048,296.33)	3,946,375.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,096,091.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	863,687.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	555,704.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	370,766.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	668,298.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	416,859.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	971,782.00	601,477.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	470,332.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	710,501.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	366,219.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	338,940.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	335,200.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	500,096.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	374,077.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,071,553.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	368,191.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	349,129.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	242,548.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	372,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	324,799.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	239,584.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	275,056.16	273,945.58	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	184,191.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	303,003.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	266,568.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	59,528,092.83	42,093,636.28				0.00	0.00	60,880.56	60,880.56	6,013.85	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803028%	3.782920%	99
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803062%	3.782954%	100
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803097%	3.782989%	101
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803133%	3.783026%	102
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803167%	3.783060%	103
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803204%	3.783097%	104
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803238%	3.783131%	105
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803271%	3.783164%	106
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803308%	3.783201%	107
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803341%	3.783234%	108
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803377%	3.783271%	109
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.803408%	3.783302%	110
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	301741501	01/06/22	0	B	60,880.56	60,880.56	0.00	20,000,000.00
Totals					60,880.56	60,880.56	0.00	20,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		689,036,928	689,036,928		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	689,036,928	689,036,928	0	0	0	0
Jan-22	689,140,749	689,140,749	0	0	0	0
Dec-21	689,244,211	689,244,211	0	0	0	0
Nov-21	689,355,268	689,355,268	0	0	0	0
Oct-21	689,457,987	689,457,987	0	0	0	0
Sep-21	689,568,328	689,568,328	0	0	0	0
Aug-21	689,670,311	689,670,311	0	0	0	0
Jul-21	689,771,940	689,771,940	0	0	0	0
Jun-21	689,881,230	689,881,230	0	0	0	0
May-21	689,982,130	689,982,130	0	0	0	0
Apr-21	690,090,716	690,090,716	0	0	0	0
Mar-21	690,185,834	690,185,834	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29